Leases - Summary of right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 13,308	€ 13,033
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,849	12,409
Laboratory equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	284	392
IT and telecommunication [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59	90
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	116	126
Other assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 0	€ 16